Segment information - Segment revenue to consolidated net income - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	€ 42,522	€ 42,270	€ 42,238
External purchases	(17,973)	(17,691)	(17,860)
Other operating income	783	604	720
Other operating expenses	(700)	(789)	(599)
Labor expenses	(9,917)	(8,490)	(8,494)
Operating taxes and levies	(1,926)	(1,924)	(1,827)
Gains (losses) on disposal of fixed assets, investments and activities	2,507	228	277
Restructuring costs	(331)	(25)	(132)
Depreciation and amortization of financed assets	(84)	(55)	(14)
Depreciation and amortization of right-of-use assets	(1,481)	(1,384)	(1,274)
Impairment of right-of-use assets	(91)	(57)	(33)
Depreciation and amortization of fixed assets	(7,074)	(7,134)	(7,110)
Reclassification of translation adjustment from liquidated entities	0		12
Impairment of goodwill	(3,702)		(54)
Impairment of fixed assets	(17)	(30)	73
Share of profits (losses) of associates and joint ventures	3	(2)	8
Operating income	2,521	5,521	5,930
Cost of gross financial debt excluding financed assets	(829)	(1,099)	(1,108)
Interests on debts related to financed assets	(1)	(1)	(1)
Gains (losses) on assets contributing to net financial debt	(3)	(1)	5
Foreign exchange gain (loss)	65	(103)	76
Interests on lease liabilities	(120)	(120)	(129)
Other net financial expenses	106	11	15
Effects resulting from BT sale			(119)
Finance costs, net	(782)	(1,314)	(1,261)
Income taxes	(962)	848	(1,447)
Consolidated net income	778	5,055	3,222
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Consolidated net income	0
Presentation adjustments [member]
Disclosure of operating segments [line items]
External purchases	(23)	(6)
Other operating income	53
Other operating expenses	(165)	(229)	(72)
Labor expenses	(1,291)	(25)	(24)
Operating taxes and levies	(36)
Gains (losses) on disposal of fixed assets, investments and activities	2,507	228	277
Restructuring costs	(331)	(25)	(132)
Impairment of right-of-use assets	(91)	(57)	(33)
Interests on debts related to financed assets	1	1	1
Interests on lease liabilities	120	120	129
EBITDAaL	744	6	144
Significant litigations	134	211	49
Specific labour expenses	1,276	12	23
Fixed assets, investments and businesses portfolio review	(2,507)	(228)	(277)
Restructuring programs costs	422	83	165
Acquisition and integration costs	51	37	24
Elimination of interests on debts related to financed assets	(1)	(1)	(1)
Elimination of interests on lease liabilities	(120)	(120)	(129)
Operating income	0
Telecom activities and Mobile Financial Services [member]
Disclosure of operating segments [line items]
Revenue	42,522	42,270	42,238
External purchases	(17,950)	(17,684)	(17,860)
Other operating income	730	604	720
Other operating expenses	(535)	(560)	(527)
Labor expenses	(8,626)	(8,465)	(8,470)
Operating taxes and levies	(1,890)	(1,924)	(1,827)
Depreciation and amortization of financed assets	(84)	(55)	(14)
Depreciation and amortization of right-of-use assets	(1,481)	(1,384)	(1,274)
Interests on debts related to financed assets	(1)	(1)	(1)
Interests on lease liabilities	(120)	(120)	(129)
EBITDAaL	12,566	12,680	12,856
Significant litigations	(134)	(211)	(49)
Specific labour expenses	(1,276)	(12)	(23)
Fixed assets, investments and businesses portfolio review	2,507	228	277
Restructuring programs costs	(422)	(83)	(165)
Acquisition and integration costs	(51)	(37)	(24)
Depreciation and amortization of fixed assets	(7,074)	(7,134)	(7,110)
Reclassification of translation adjustment from liquidated entities	0		12
Impairment of goodwill	(3,702)		(54)
Impairment of fixed assets	(17)	(30)	73
Share of profits (losses) of associates and joint ventures	3	(2)	8
Elimination of interests on debts related to financed assets	1	1	1
Elimination of interests on lease liabilities	120	120	129
Operating income	2,521	5,521	5,930
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	42,530	42,277	42,242
External purchases	(17,849)	(17,582)	(17,769)
Other operating income	620	539	694
Other operating expenses	(493)	(524)	(515)
Labor expenses	(8,542)	(8,390)	(8,397)
Operating taxes and levies	(1,887)	(1,923)	(1,827)
Depreciation and amortization of financed assets	(84)	(55)	(14)
Depreciation and amortization of right-of-use assets	(1,478)	(1,380)	(1,272)
Interests on debts related to financed assets	(1)	(1)	(1)
Interests on lease liabilities	(119)	(120)	(128)
EBITDAaL	12,696	12,839	13,015
Significant litigations	(134)	(211)	(49)
Specific labour expenses	(1,274)	(12)	(23)
Fixed assets, investments and businesses portfolio review	2,507	228	277
Restructuring programs costs	(412)	(80)	(163)
Acquisition and integration costs	(49)	(32)	(24)
Depreciation and amortization of fixed assets	(7,038)	(7,106)	(7,086)
Reclassification of translation adjustment from liquidated entities			12
Impairment of goodwill	(3,702)		(54)
Impairment of fixed assets	(17)	(30)	73
Share of profits (losses) of associates and joint ventures	3	(2)	8
Elimination of interests on debts related to financed assets	1	1	1
Elimination of interests on lease liabilities	119	120	128
Operating income	2,702	5,715	6,114
Gains (losses) on assets contributing to net financial debt	(3)	(1)	5
Foreign exchange gain (loss)	65	(103)	76
Effects resulting from BT sale			(119)
Finance costs, net	(782)	(1,314)	(1,261)
Consolidated net income	958	5,252	3,407
France (excluding Enterprise), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	18,092	18,461	18,154
External purchases	(7,081)	(7,101)	(7,036)
Other operating income	1,274	1,303	1,392
Other operating expenses	(526)	(592)	(553)
Labor expenses	(3,657)	(3,663)	(3,730)
Operating taxes and levies	(838)	(955)	(893)
Depreciation and amortization of financed assets	(84)	(55)	(14)
Depreciation and amortization of right-of-use assets	(304)	(225)	(175)
Interests on debts related to financed assets	(1)	(1)	(1)
Interests on lease liabilities	(8)	(8)	(9)
EBITDAaL	6,867	7,163	7,135
Significant litigations	(128)	(199)
Specific labour expenses	(959)	(7)	(32)
Fixed assets, investments and businesses portfolio review	(2)	21	4
Restructuring programs costs	(10)	(5)	(45)
Acquisition and integration costs	(7)	(1)
Depreciation and amortization of fixed assets	(3,108)	(3,157)	(3,179)
Impairment of fixed assets	(1)	(15)	(1)
Share of profits (losses) of associates and joint ventures	(8)	(1)
Elimination of interests on debts related to financed assets	1	1	1
Elimination of interests on lease liabilities	8	8	9
Operating income	2,653	3,809	3,892
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	10,579	10,580	11,051
External purchases	(6,087)	(5,959)	(6,213)
Other operating income	353	293	369
Other operating expenses	(350)	(358)	(380)
Labor expenses	(932)	(912)	(949)
Operating taxes and levies	(259)	(238)	(244)
Depreciation and amortization of right-of-use assets	(446)	(443)	(466)
Interests on lease liabilities	(29)	(30)	(32)
EBITDAaL	2,830	2,932	3,136
Specific labour expenses	(2)	2	2
Fixed assets, investments and businesses portfolio review	359	36	120
Restructuring programs costs	(211)	(2)	(67)
Acquisition and integration costs	(25)	(7)	(5)
Depreciation and amortization of fixed assets	(2,204)	(2,187)	(2,195)
Impairment of goodwill	(3,702)
Impairment of fixed assets	(13)	(8)	(15)
Share of profits (losses) of associates and joint ventures	5	0	1
Elimination of interests on lease liabilities	29	30	32
Operating income	(2,933)	796	1,009
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	4,720	4,951	5,280
External purchases	(2,768)	(2,774)	(2,907)
Other operating income	161	141	221
Other operating expenses	(171)	(185)	(207)
Labor expenses	(268)	(280)	(271)
Operating taxes and levies	(163)	(148)	(160)
Depreciation and amortization of right-of-use assets	(248)	(260)	(298)
Interests on lease liabilities	(14)	(12)	(12)
EBITDAaL	1,251	1,433	1,646
Fixed assets, investments and businesses portfolio review		22	56
Restructuring programs costs	(180)	0	(12)
Depreciation and amortization of fixed assets	(1,107)	(1,059)	(1,076)
Impairment of goodwill	(3,702)
Elimination of interests on lease liabilities	14	12	12
Operating income	(3,724)	407	626
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	5,870	5,638	5,783
External purchases	(3,330)	(3,194)	(3,318)
Other operating income	192	153	148
Other operating expenses	(179)	(173)	(173)
Labor expenses	(665)	(632)	(678)
Operating taxes and levies	(96)	(90)	(84)
Depreciation and amortization of right-of-use assets	(198)	(183)	(168)
Interests on lease liabilities	(15)	(19)	(21)
EBITDAaL	1,579	1,499	1,489
Specific labour expenses	(2)	2	2
Fixed assets, investments and businesses portfolio review	359	14	63
Restructuring programs costs	(31)	(2)	(55)
Acquisition and integration costs	(25)	(7)	(5)
Depreciation and amortization of fixed assets	(1,097)	(1,129)	(1,119)
Impairment of fixed assets	(13)	(8)	(15)
Share of profits (losses) of associates and joint ventures	5	0	1
Elimination of interests on lease liabilities	15	19	21
Operating income	791	389	383
Europe, operating segment eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	(11)	(9)	(12)
External purchases	11	9	12
Other operating income	0	0	0
Other operating expenses		0	0
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	6,381	5,834	5,646
External purchases	(2,502)	(2,443)	(2,451)
Other operating income	52	76	72
Other operating expenses	(243)	(212)	(245)
Labor expenses	(535)	(514)	(507)
Operating taxes and levies	(644)	(552)	(495)
Depreciation and amortization of right-of-use assets	(176)	(158)	(135)
Interests on lease liabilities	(67)	(67)	(72)
EBITDAaL	2,265	1,964	1,814
Specific labour expenses	0	0
Fixed assets, investments and businesses portfolio review	2	6	(19)
Restructuring programs costs	(41)	(5)	(4)
Acquisition and integration costs		(2)
Depreciation and amortization of fixed assets	(1,012)	(1,011)	(972)
Reclassification of translation adjustment from liquidated entities			2
Impairment of goodwill			(54)
Impairment of fixed assets	(1)	0	89
Share of profits (losses) of associates and joint ventures	10	8	12
Elimination of interests on lease liabilities	67	67	72
Operating income	1,291	1,027	940
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	7,757	7,807	7,820
External purchases	(3,967)	(4,019)	(3,991)
Other operating income	173	161	169
Other operating expenses	(640)	(646)	(634)
Labor expenses	(2,119)	(2,027)	(1,949)
Operating taxes and levies	(80)	(102)	(115)
Depreciation and amortization of right-of-use assets	(147)	(145)	(104)
Interests on lease liabilities	(7)	(5)	(4)
EBITDAaL	970	1,023	1,191
Specific labour expenses	(123)	2	1
Fixed assets, investments and businesses portfolio review	3	14
Restructuring programs costs	(5)	(9)	(16)
Acquisition and integration costs	(1)	(6)	(11)
Depreciation and amortization of fixed assets	(378)	(410)	(399)
Reclassification of translation adjustment from liquidated entities	0
Impairment of fixed assets			1
Share of profits (losses) of associates and joint ventures	1	1	1
Elimination of interests on lease liabilities	7	5	4
Operating income	474	621	772
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	1,515	1,450	1,498
External purchases	(2,000)	(1,951)	(2,041)
Other operating income	2,096	2,076	2,088
Other operating expenses	(71)	(51)	(63)
Labor expenses	(1,298)	(1,274)	(1,261)
Operating taxes and levies	(66)	(75)	(80)
Depreciation and amortization of right-of-use assets	(407)	(410)	(391)
Interests on lease liabilities	(8)	(9)	(10)
EBITDAaL	(237)	(244)	(261)
Significant litigations	(6)	(13)	(49)
Specific labour expenses	(190)	(9)	6
Fixed assets, investments and businesses portfolio review	2,146	151	172
Restructuring programs costs	(145)	(59)	(31)
Acquisition and integration costs	(16)	(15)	(8)
Depreciation and amortization of fixed assets	(335)	(342)	(340)
Reclassification of translation adjustment from liquidated entities			10
Impairment of fixed assets	(2)	(7)	(1)
Share of profits (losses) of associates and joint ventures	(5)	(9)	(7)
Elimination of interests on lease liabilities	8	9	10
Operating income	1,217	(538)	(499)
Telecom activities, operating segment, eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	(1,795)	(1,855)	(1,926)
External purchases	3,786	3,891	3,962
Other operating income	(3,328)	(3,371)	(3,396)
Other operating expenses	1,336	1,335	1,360
EBITDAaL	0
Operating income	0
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	(7)	(7)	(4)
External purchases	10	6	5
Other operating income	(4)	(9)	(17)
Other operating expenses	2	11	17
EBITDAaL	1	1	1
Operating income	1	1	1
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(7)	(7)	(4)
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
External purchases	(112)	(108)	(96)
Other operating income	114	75	43
Other operating expenses	(44)	(47)	(29)
Labor expenses	(84)	(75)	(73)
Operating taxes and levies	(3)	(1)	(1)
Depreciation and amortization of right-of-use assets	(3)	(3)	(3)
Interests on lease liabilities	0	0
EBITDAaL	(131)	(160)	(160)
Specific labour expenses	(3)	0
Restructuring programs costs	(11)	(3)	(2)
Acquisition and integration costs	(2)	(5)
Depreciation and amortization of fixed assets	(36)	(28)	(24)
Elimination of interests on lease liabilities		0
Operating income	(182)	(195)	(186)
Consolidated net income	€ (181)	€ (196)	€ (185)